UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Advisor Freedom 2005 Fund Class A Class T Class B Class C Instiutional Class December 31, 2005

1.811311.101 AFF5-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 45.5%
	Shares	Value
Domestic Equity Funds 39.3%
Fidelity Advisor Dividend Growth Fund
Institutional Class	250,355	$ 3,064,350
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	32,923	1,672,795
Fidelity Advisor Equity Income Fund
Institutional Class	105,750	3,032,903
Fidelity Advisor Growth & Income Fund
Institutional Class	141,635	2,539,513
Fidelity Advisor Large Cap Fund
Institutional Class	146,784	2,511,472
Fidelity Advisor Mid Cap Fund
Institutional Class	43,850	1,082,646
Fidelity Advisor Small Cap Fund
Institutional Class	34,563	887,581

TOTAL DOMESTIC EQUITY FUNDS		14,791,260
International Equity Funds 6.2%
Fidelity Advisor Diversified International
Fund Institutional Class	54,753	1,170,064
Fidelity Advisor Overseas Fund
Institutional Class	59,294	1,171,058

TOTAL INTERNATIONAL EQUITY FUNDS		2,341,122

TOTAL EQUITY FUNDS
(Cost $15,639,384)		17,132,382

Fixed Income Funds 42.5%

High Yield Fixed-Income Funds – 5.0%
Fidelity Advisor High Income Advantage
Fund Institutional Class	199,865	1,876,731
Investment Grade Fixed Income Funds 37.5%
Fidelity Advisor Government Investment
Fund Institutional Class	715,414	7,089,751
Fidelity Advisor Intermediate Bond Fund
Institutional Class	651,618	7,070,055

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		14,159,806

TOTAL FIXED-INCOME FUNDS
(Cost $16,211,172)		16,036,537

Short Term Funds 12.0%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	241,066	2,263,607
Fidelity Cash Reserves Fund	2,260,205	2,260,205
TOTAL SHORT TERM FUNDS
(Cost $4,549,903)		4,523,812
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $36,400,459)		$ 37,692,731

Legend

(a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $36,401,271. Net unrealized appreciation aggregated $1,291,460, of which $1,574,479 related to appreciated investment securities and $283,019 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom 2010 Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811320.101 AFF10-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 47.0%
	Shares	Value
Domestic Equity Funds 40.5%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,209,877	$ 27,048,900
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	288,789	14,673,359
Fidelity Advisor Equity Income Fund
Institutional Class	931,921	26,727,488
Fidelity Advisor Growth & Income Fund
Institutional Class	1,299,833	23,306,014
Fidelity Advisor Large Cap Fund
Institutional Class	1,363,641	23,331,899
Fidelity Advisor Mid Cap Fund
Institutional Class	381,884	9,428,724
Fidelity Advisor Small Cap Fund
Institutional Class	307,507	7,896,774

TOTAL DOMESTIC EQUITY FUNDS		132,413,158
International Equity Funds 6.5%
Fidelity Advisor Diversified International
Fund Institutional Class	494,305	10,563,294
Fidelity Advisor Overseas Fund
Institutional Class	533,689	10,540,356

TOTAL INTERNATIONAL EQUITY FUNDS		21,103,650

TOTAL EQUITY FUNDS
(Cost $139,349,685)		153,516,808

Fixed Income Funds 43.6%

High Yield Fixed-Income Funds – 5.1%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,778,846	16,703,364
Investment Grade Fixed Income Funds 38.5%
Fidelity Advisor Government Investment
Fund Institutional Class	6,351,809	62,946,427
Fidelity Advisor Intermediate Bond Fund
Institutional Class	5,788,879	62,809,338

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		125,755,765

TOTAL FIXED-INCOME FUNDS
(Cost $144,890,684)		142,459,129

Short Term Funds 9.4%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	1,643,904	15,436,257
Fidelity Cash Reserves Fund	15,422,448	15,422,448
TOTAL SHORT TERM FUNDS
(Cost $31,068,909)		30,858,705
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $315,309,278)	$ 326,834,642

Legend
(a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $315,314,171. Net unrealized appreciation aggregated $11,520,471, of which $14,777,489 related to appreciated investment securities and $3,257,018 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom 2015 Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811321.101 AFF15-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 59.5%
	Shares	Value
Domestic Equity Funds 48.8%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,318,396	$ 28,377,167
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	304,662	15,479,863
Fidelity Advisor Equity Income Fund
Institutional Class	978,923	28,075,515
Fidelity Advisor Growth & Income Fund
Institutional Class	1,376,744	24,685,028
Fidelity Advisor Large Cap Fund
Institutional Class	1,433,821	24,532,678
Fidelity Advisor Mid Cap Fund
Institutional Class	406,101	10,026,637
Fidelity Advisor Small Cap Fund
Institutional Class	322,398	8,279,174

TOTAL DOMESTIC EQUITY FUNDS		139,456,062
International Equity Funds 10.7%
Fidelity Advisor Diversified International
Fund Institutional Class	712,638	15,229,064
Fidelity Advisor Overseas Fund
Institutional Class	768,747	15,182,762

TOTAL INTERNATIONAL EQUITY FUNDS		30,411,826

TOTAL EQUITY FUNDS
(Cost $157,523,309)		169,867,888

Fixed Income Funds 36.9%

High Yield Fixed-Income Funds – 6.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,010,875	18,882,112
Investment Grade Fixed Income Funds 30.3%
Fidelity Advisor Government Investment
Fund Institutional Class	4,366,954	43,276,509
Fidelity Advisor Intermediate Bond Fund
Institutional Class	3,978,794	43,169,914

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		86,446,423

TOTAL FIXED-INCOME FUNDS
(Cost $106,680,840)		105,328,535

Short Term Funds 3.6%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	549,894	5,163,504
Fidelity Cash Reserves Fund	5,126,302	5,126,302
TOTAL SHORT TERM FUNDS
(Cost $10,344,702)		10,289,806
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $274,548,851)	$ 285,486,229

Legend

(a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $274,550,640. Net unrealized appreciation aggregated $10,935,589, of which $13,141,858 related to appreciated investment securities and $2,206,269 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom 2020 Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811328.101 AFF20-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 69.2%
	Shares	Value
Domestic Equity Funds 58.0%
Fidelity Advisor Dividend Growth Fund
Institutional Class	6,044,692	$ 73,987,026
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	793,202	40,302,573
Fidelity Advisor Equity Income Fund
Institutional Class	2,552,405	73,202,979
Fidelity Advisor Growth & Income Fund
Institutional Class	3,603,515	64,611,017
Fidelity Advisor Large Cap Fund
Institutional Class	3,781,586	64,702,934
Fidelity Advisor Mid Cap Fund
Institutional Class	1,052,809	25,993,847
Fidelity Advisor Small Cap Fund
Institutional Class	842,389	21,632,543

TOTAL DOMESTIC EQUITY FUNDS		364,432,919
International Equity Funds 11.2%
Fidelity Advisor Diversified International
Fund Institutional Class	1,654,155	35,349,289
Fidelity Advisor Overseas Fund
Institutional Class	1,785,854	35,270,611

TOTAL INTERNATIONAL EQUITY FUNDS		70,619,900

TOTAL EQUITY FUNDS
(Cost $394,445,380)		435,052,819

Fixed Income Funds 30.7%

High Yield Fixed-Income Funds – 7.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	5,046,380	47,385,508
Investment Grade Fixed Income Funds 23.1%
Fidelity Advisor Government Investment
Fund Institutional Class	7,341,774	72,756,976
Fidelity Advisor Intermediate Bond Fund
Institutional Class	6,691,263	72,600,207

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		145,357,183

TOTAL FIXED-INCOME FUNDS
(Cost $195,140,075)		192,742,691

Short Term Funds 0.1%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	36,309	340,939
Fidelity Cash Reserves Fund	331,257	331,257
TOTAL SHORT TERM FUNDS
(Cost $675,033)		672,196
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $590,260,488)	$ 628,467,706

Legend

(a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $590,262,025. Net unrealized appreciation aggregated $38,205,681, of which $42,337,237 related to appreciated investment securities and $4,131,556 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom 2025 Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811335.101 AFF25-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 73.8%
	Shares	Value
Domestic Equity Funds 61.6%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,184,749	$ 26,741,332
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	285,981	14,530,674
Fidelity Advisor Equity Income Fund
Institutional Class	923,312	26,480,591
Fidelity Advisor Growth & Income Fund
Institutional Class	1,269,497	22,762,074
Fidelity Advisor Large Cap Fund
Institutional Class	1,328,792	22,735,634
Fidelity Advisor Mid Cap Fund
Institutional Class	379,660	9,373,810
Fidelity Advisor Small Cap Fund
Institutional Class	304,002	7,806,774

TOTAL DOMESTIC EQUITY FUNDS		130,430,889
International Equity Funds 12.2%
Fidelity Advisor Diversified International
Fund Institutional Class	606,648	12,964,078
Fidelity Advisor Overseas Fund
Institutional Class	654,848	12,933,248

TOTAL INTERNATIONAL EQUITY FUNDS		25,897,326

TOTAL EQUITY FUNDS
(Cost $144,263,589)		156,328,215

Fixed Income Funds 26.2%

High Yield Fixed-Income Funds – 7.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,713,151	16,086,488
Investment Grade Fixed Income Funds 18.6%
Fidelity Advisor Government Investment
Fund Institutional Class	1,987,474	19,695,867
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,811,523	19,655,025

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		39,350,892

TOTAL FIXED-INCOME FUNDS
(Cost $56,008,389)		55,437,380
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $200,271,978)	$ 211,765,595

Legend (a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $200,272,702. Net unrealized appreciation aggregated $11,492,893, of which $12,622,432 related to appreciated investment securities and $1,129,539 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom 2030 Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811336.101 AFF30-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 82.5%
	Shares	Value
Domestic Equity Funds 68.8%
Fidelity Advisor Dividend Growth Fund
Institutional Class	3,950,465	$ 48,353,692
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	517,119	26,274,796
Fidelity Advisor Equity Income Fund
Institutional Class	1,669,666	47,886,008
Fidelity Advisor Growth & Income Fund
Institutional Class	2,426,001	43,498,203
Fidelity Advisor Large Cap Fund
Institutional Class	2,535,481	43,382,073
Fidelity Advisor Mid Cap Fund
Institutional Class	685,607	16,927,646
Fidelity Advisor Small Cap Fund
Institutional Class	550,417	14,134,708

TOTAL DOMESTIC EQUITY FUNDS		240,457,126
International Equity Funds 13.7%
Fidelity Advisor Diversified International
Fund Institutional Class	1,125,614	24,054,369
Fidelity Advisor Overseas Fund
Institutional Class	1,215,656	24,009,210

TOTAL INTERNATIONAL EQUITY FUNDS		48,063,579

TOTAL EQUITY FUNDS
(Cost $262,290,124)		288,520,705

Fixed Income Funds 17.5%

High Yield Fixed-Income Funds – 7.5%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,789,330	26,191,812
Investment Grade Fixed Income Funds 10.0%
Fidelity Advisor Government Investment
Fund Institutional Class	1,761,145	17,452,950
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,605,098	17,415,310

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		34,868,260

TOTAL FIXED-INCOME FUNDS
(Cost $61,597,374)		61,060,072
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $323,887,498)	$ 349,580,777

Legend (a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $323,888,156. Net unrealized appreciation aggregated $25,692,621, of which $27,244,142 related to appreciated investment securities and $1,551,521 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom 2035 Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811337.101 AFF35-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.3%
	Shares	Value
Domestic Equity Funds 68.8%
Fidelity Advisor Dividend Growth Fund
Institutional Class	1,085,462	$ 13,286,060
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	143,566	7,294,574
Fidelity Advisor Equity Income Fund
Institutional Class	458,303	13,144,132
Fidelity Advisor Growth & Income Fund
Institutional Class	646,789	11,596,932
Fidelity Advisor Large Cap Fund
Institutional Class	669,076	11,447,884
Fidelity Advisor Mid Cap Fund
Institutional Class	191,644	4,731,692
Fidelity Advisor Small Cap Fund
Institutional Class	150,367	3,861,426

TOTAL DOMESTIC EQUITY FUNDS		65,362,700
International Equity Funds 14.5%
Fidelity Advisor Diversified International
Fund Institutional Class	321,707	6,874,887
Fidelity Advisor Overseas Fund
Institutional Class	348,370	6,880,302

TOTAL INTERNATIONAL EQUITY FUNDS		13,755,189

TOTAL EQUITY FUNDS
(Cost $73,506,753)		79,117,889

Fixed Income Funds 16.7%

High Yield Fixed-Income Funds – 8.4%
Fidelity Advisor High Income Advantage
Fund Institutional Class	847,680	7,959,720
Investment Grade Fixed Income Funds 8.3%
Fidelity Advisor Government Investment
Fund Institutional Class	401,325	3,977,129
Fidelity Advisor Intermediate Bond Fund
Institutional Class	365,580	3,966,546

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		7,943,675

TOTAL FIXED-INCOME FUNDS
(Cost $16,042,109)		15,903,395
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $89,548,862)		$ 95,021,284

Legend (a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $89,549,000. Net unrealized appreciation aggregated $5,472,284, of which $5,971,716 related to appreciated investment securities and $499,432 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom 2040 Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811338.101 AFF40-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 85.0%
	Shares	Value
Domestic Equity Funds 68.9%
Fidelity Advisor Dividend Growth Fund
Institutional Class	3,177,876	$ 38,897,205
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	421,478	21,415,306
Fidelity Advisor Equity Income Fund
Institutional Class	1,339,043	38,403,753
Fidelity Advisor Growth & Income Fund
Institutional Class	1,877,742	33,667,913
Fidelity Advisor Large Cap Fund
Institutional Class	1,942,439	33,235,139
Fidelity Advisor Mid Cap Fund
Institutional Class	559,443	13,812,644
Fidelity Advisor Small Cap Fund
Institutional Class	438,143	11,251,501

TOTAL DOMESTIC EQUITY FUNDS		190,683,461
International Equity Funds 16.1%
Fidelity Advisor Diversified International
Fund Institutional Class	1,045,008	22,331,815
Fidelity Advisor Overseas Fund
Institutional Class	1,125,501	22,228,647

TOTAL INTERNATIONAL EQUITY FUNDS		44,560,462

TOTAL EQUITY FUNDS
(Cost $215,256,158)		235,243,923

Fixed Income Funds 15.0%

High Yield Fixed-Income Funds – 9.9%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,916,444	27,385,408
Investment Grade Fixed Income Funds 5.1%
Fidelity Advisor Government Investment
Fund Institutional Class	706,722	7,003,610
Fidelity Advisor Intermediate Bond Fund
Institutional Class	642,921	6,975,696

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		13,979,306

TOTAL FIXED-INCOME FUNDS
(Cost $41,527,597)		41,364,714
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $256,783,755)	$ 276,608,637

Legend (a) Non-income producing

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $256,784,475. Net unrealized appreciation aggregated $19,824,162, of which $20,956,615 related to appreciated investment securities and $1,132,453 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Freedom Income Fund Class A Class T Class B Class C Institutional Class December 31, 2005

1.811329.101 AFF QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 19.9%
	Shares	Value
Domestic Equity Funds 19.9%
Fidelity Advisor Dividend Growth Fund
Institutional Class	225,817	$ 2,764,002
Fidelity Advisor Equity Growth Fund
Institutional Class	29,739	1,511,058
Fidelity Advisor Equity Income Fund
Institutional Class	95,317	2,733,702
Fidelity Advisor Growth & Income Fund
Institutional Class	132,634	2,378,121
Fidelity Advisor Large Cap Fund
Institutional Class	138,851	2,375,738
Fidelity Advisor Mid Cap Fund
Institutional Class	38,505	950,695
Fidelity Advisor Small Cap Fund
Institutional Class	32,066	823,450
TOTAL EQUITY FUNDS
(Cost $12,027,851)		13,536,766

Fixed Income Funds 40.1%

High Yield Fixed-Income Funds – 1.2%
Fidelity Advisor High Income Advantage
Fund Institutional Class	84,313	791,700
Investment Grade Fixed Income Funds 38.9%
Fidelity Advisor Government Investment
Fund Institutional Class	1,336,569	13,245,397
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,218,565	13,221,425

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		26,466,822

TOTAL FIXED-INCOME FUNDS
(Cost $27,804,844)		27,258,522

Short Term Funds 40.0%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	1,449,863	13,614,216
Fidelity Cash Reserves Fund	13,586,408	13,586,408
TOTAL SHORT TERM FUNDS
(Cost $27,400,991)		27,200,624
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $67,233,686)		$ 67,995,912

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $67,234,114. Net unrealized appreciation aggregated $761,798, of which $1,539,890 related to appreciated investment securities and $778,092 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2000 Fund December 31, 2005

1.811312.101 F00-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 25.1%
	Shares	Value
Domestic Equity Funds 24.5%
Fidelity Blue Chip Growth Fund	1,298,949	$ 56,062,618
Fidelity Disciplined Equity Fund	2,211,239	61,273,444
Fidelity Equity Income Fund	1,159,898	61,219,406
Fidelity Fund	1,090,686	34,705,623
Fidelity Growth & Income Portfolio	1,694,089	58,276,661
Fidelity Growth Company Fund	607,083	38,628,695
Fidelity Mid Cap Stock Fund	1,460,471	38,804,704
Fidelity OTC Portfolio	767,071	28,987,605
Fidelity Small Cap Growth Fund	48,469	623,307
Fidelity Small Cap Independence Fund	61,848	1,266,645
Fidelity Small Cap Value Fund	50,043	638,055
Fidelity Value Fund	39,542	3,000,415

TOTAL DOMESTIC EQUITY FUNDS		383,487,178
International Equity Funds 0.6%
Fidelity Diversified International Fund	66,325	2,158,213
Fidelity Europe Fund	92,726	3,335,367
Fidelity Japan Fund	50,234	915,771
Fidelity Overseas Fund	48,531	2,019,367
Fidelity Southeast Asia Fund	24,269	514,741

TOTAL INTERNATIONAL EQUITY FUNDS		8,943,459

TOTAL EQUITY FUNDS
(Cost $341,412,797)		392,430,637

Fixed Income Funds 38.8%

High Yield Fixed-Income Funds – 0.8%
Fidelity Capital & Income Fund	786,364	6,581,869
Fidelity High Income Fund	620,394	5,447,060

TOTAL HIGH YIELD FIXED INCOME FUNDS		12,028,929
Investment Grade Fixed Income Funds 38.0%
Fidelity Government Income Fund	22,059,077	223,237,855
Fidelity Intermediate Bond Fund	14,281,784	146,959,553
Fidelity Investment Grade Bond Fund	30,471,972	224,578,435

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		594,775,843

TOTAL FIXED-INCOME FUNDS
(Cost $597,759,861)		606,804,772

Short Term Funds 36.1%
	Shares	Value
Fidelity Retirement Money Market
Portfolio	526,926,726	$ 526,926,726
Fidelity Short Term Bond Fund	4,210,590	37,305,828
TOTAL SHORT TERM FUNDS
(Cost $564,229,151)		564,232,554

TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,503,401,809)	$1,563,467,963

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,505,498,249. Net unrealized appreciation aggregated $57,969,714, of which $66,486,870 related to appreciated investment securities and $8,517,156 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2005 Fund December 31, 2005

1.811313.101 F05-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 45.5%
	Shares	Value
Domestic Equity Funds 40.0%
Fidelity Blue Chip Growth Fund	537,495	$ 23,198,297
Fidelity Disciplined Equity Fund	837,886	23,217,815
Fidelity Equity Income Fund	442,458	23,352,957
Fidelity Fund	385,097	12,253,784
Fidelity Growth & Income Portfolio	718,762	24,725,420
Fidelity Growth Company Fund	232,076	14,766,977
Fidelity Mid Cap Stock Fund	554,373	14,729,687
Fidelity OTC Portfolio	301,032	11,375,987
Fidelity Small Cap Growth Fund	60,242	774,715
Fidelity Small Cap Independence Fund	125,394	2,568,065
Fidelity Small Cap Value Fund	62,541	797,393
Fidelity Value Fund	84,474	6,409,899

TOTAL DOMESTIC EQUITY FUNDS		158,170,996
International Equity Funds 5.5%
Fidelity Diversified International Fund	163,258	5,312,420
Fidelity Europe Fund	205,535	7,393,105
Fidelity Japan Fund	133,680	2,436,989
Fidelity Overseas Fund	130,731	5,439,705
Fidelity Southeast Asia Fund	52,137	1,105,819

TOTAL INTERNATIONAL EQUITY FUNDS		21,688,038

TOTAL EQUITY FUNDS
(Cost $166,109,152)		179,859,034

Fixed Income Funds 41.2%

High Yield Fixed-Income Funds – 4.9%
Fidelity Capital & Income Fund	1,148,505	9,612,983
Fidelity High Income Fund	1,091,642	9,584,616

TOTAL HIGH YIELD FIXED INCOME FUNDS		19,197,599
Investment Grade Fixed Income Funds 36.3%
Fidelity Government Income Fund	5,332,808	53,968,019
Fidelity Intermediate Bond Fund	3,427,083	35,264,687
Fidelity Investment Grade Bond Fund	7,336,479	54,069,853

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		143,302,559

TOTAL FIXED-INCOME FUNDS
(Cost $164,783,116)		162,500,158

Short Term Funds 13.3%
Fidelity Retirement Money Market
Portfolio	38,569,626	38,569,626
Fidelity Short Term Bond Fund	1,573,189	13,938,458
TOTAL SHORT TERM FUNDS
(Cost $52,527,886)		52,508,084
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $383,420,154)	$394,867,276

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $383,421,036. Net unrealized appreciation aggregated $11,446,240, of which $15,951,816 related to appreciated investment securities and $4,505,576 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2010 Fund December 31, 2005

1.811322.101 F10-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 48.5%
	Shares	Value
Domestic Equity Funds 42.2%
Fidelity Blue Chip Growth Fund	13,803,718	$ 595,768,459
Fidelity Disciplined Equity Fund	22,281,422	617,418,209
Fidelity Equity Income Fund	11,624,978	613,566,351
Fidelity Fund	13,851,715	440,761,582
Fidelity Growth & Income Portfolio	18,202,848	626,177,986
Fidelity Growth Company Fund	6,183,837	393,477,544
Fidelity Mid Cap Stock Fund	14,890,155	395,631,406
Fidelity OTC Portfolio	7,980,901	301,598,253
Fidelity Small Cap Growth Fund	1,053,315	13,545,626
Fidelity Small Cap Independence Fund	2,304,213	47,190,273
Fidelity Small Cap Value Fund	1,088,401	13,877,114
Fidelity Value Fund	1,490,347	113,087,567

TOTAL DOMESTIC EQUITY FUNDS		4,172,100,370
International Equity Funds 6.3%
Fidelity Diversified International Fund	4,632,837	150,752,532
Fidelity Europe Fund	6,050,721	217,644,419
Fidelity Japan Fund	3,724,778	67,902,709
Fidelity Overseas Fund	3,593,485	149,524,913
Fidelity Southeast Asia Fund	1,545,805	32,786,520

TOTAL INTERNATIONAL EQUITY FUNDS		618,611,093

TOTAL EQUITY FUNDS
(Cost $4,193,827,480)	4,790,711,463

Fixed Income Funds 42.2%

High Yield Fixed-Income Funds – 5.4%
Fidelity Capital & Income Fund	34,901,052	292,121,808
Fidelity High Income Fund	27,080,442	237,766,277

TOTAL HIGH YIELD FIXED INCOME FUNDS		529,888,085
Investment Grade Fixed Income Funds 36.8%
Fidelity Government Income Fund	135,741,402	1,373,702,988
Fidelity Intermediate Bond Fund	85,930,225	884,222,016
Fidelity Investment Grade Bond Fund	187,389,124	1,381,057,842

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		3,638,982,846

TOTAL FIXED-INCOME FUNDS
(Cost $4,143,193,893)	4,168,870,931

Short Term Funds 9.3%
	Shares	Value
Fidelity Retirement Money Market
Portfolio	717,198,082	$ 717,198,082
Fidelity Short Term Bond Fund	23,054,936	204,266,734
TOTAL SHORT TERM FUNDS
(Cost $921,569,220)		921,464,816

TOTAL INVESTMENT IN SECURITIES 100%
(Cost $9,258,590,593)	$9,881,047,210

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $9,281,520,832. Net unrealized appreciation aggregated $599,526,378, of which $772,670,629 related to appreciated investment securities and $173,144,251 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2015 Fund December 31, 2005

1.811323.101 F15-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 58.8%
	Shares	Value
Domestic Equity Funds 49.4%
Fidelity Blue Chip Growth Fund	3,139,880	$ 135,517,222
Fidelity Disciplined Equity Fund	4,876,260	135,121,155
Fidelity Equity Income Fund	2,580,242	136,185,179
Fidelity Fund	2,066,809	65,765,868
Fidelity Growth & Income Portfolio	4,224,886	145,336,076
Fidelity Growth Company Fund	1,341,030	85,329,725
Fidelity Mid Cap Stock Fund	3,210,030	85,290,501
Fidelity OTC Portfolio	1,738,333	65,691,613
Fidelity Small Cap Growth Fund	317,509	4,083,172
Fidelity Small Cap Independence Fund	767,998	15,728,596
Fidelity Small Cap Value Fund	329,672	4,203,319
Fidelity Value Fund	521,149	39,544,764

TOTAL DOMESTIC EQUITY FUNDS		917,797,190
International Equity Funds 9.4%
Fidelity Diversified International Fund	1,328,089	43,216,004
Fidelity Europe Fund	1,689,807	60,782,367
Fidelity Japan Fund	1,013,166	18,470,020
Fidelity Overseas Fund	1,047,847	43,600,899
Fidelity Southeast Asia Fund	416,913	8,842,722

TOTAL INTERNATIONAL EQUITY FUNDS		174,912,012

TOTAL EQUITY FUNDS
(Cost $1,015,572,545)	1,092,709,202

Fixed Income Funds 36.7%

High Yield Fixed-Income Funds – 6.6%
Fidelity Capital & Income Fund	7,334,243	61,387,618
Fidelity High Income Fund	6,959,288	61,102,550

TOTAL HIGH YIELD FIXED INCOME FUNDS		122,490,168
Investment Grade Fixed Income Funds 30.1%
Fidelity Government Income Fund	20,831,710	210,816,905
Fidelity Intermediate Bond Fund	13,371,295	137,590,624
Fidelity Investment Grade Bond Fund	28,657,962	211,209,179

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		559,616,708

TOTAL FIXED-INCOME FUNDS
(Cost $689,349,573)		682,106,876

Short Term Funds 4.5%

Fidelity Retirement Money Market Portfolio	50,897,885	50,897,885
Fidelity Short Term Bond Fund	3,727,973	33,029,845
TOTAL SHORT TERM FUNDS
(Cost $83,925,734)		83,927,730
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,788,847,852)	$1,858,743,808

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,788,847,999. Net unrealized appreciation aggregated $69,895,809, of which $90,978,150 related to appreciated investment securities and $21,082,341 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2020 Fund December 31, 2005

1.811330.101 F20-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 70.7%
	Shares	Value
Domestic Equity Funds 59.5%
Fidelity Blue Chip Growth Fund	24,215,290	$1,045,131,920
Fidelity Disciplined Equity Fund	38,109,310	1,056,008,971
Fidelity Equity Income Fund	20,005,297	1,055,879,581
Fidelity Fund	22,662,916	721,133,993
Fidelity Growth & Income Portfolio	32,247,432	1,109,311,671
Fidelity Growth Company Fund	10,558,994	671,868,806
Fidelity Mid Cap Stock Fund	25,439,984	675,940,387
Fidelity OTC Portfolio	13,689,198	517,314,775
Fidelity Small Cap Growth Fund	2,027,506	26,073,728
Fidelity Small Cap Independence Fund	5,142,976	105,328,158
Fidelity Small Cap Value Fund	2,095,095	26,712,463
Fidelity Value Fund	3,447,212	261,574,465

TOTAL DOMESTIC EQUITY FUNDS		7,272,278,918
International Equity Funds 11.2%
Fidelity Diversified International Fund	10,251,833	333,594,655
Fidelity Europe Fund	13,222,512	475,613,746
Fidelity Japan Fund	8,272,706	150,811,422
Fidelity Overseas Fund	8,020,020	333,713,039
Fidelity Southeast Asia Fund	3,359,862	71,262,670

TOTAL INTERNATIONAL EQUITY FUNDS		1,364,995,532

TOTAL EQUITY FUNDS
(Cost $7,466,674,938)	8,637,274,450

Fixed Income Funds 29.2%

High Yield Fixed-Income Funds – 7.3%
Fidelity Capital & Income Fund	54,184,924	453,527,814
Fidelity High Income Fund	50,369,755	442,246,446

TOTAL HIGH YIELD FIXED INCOME FUNDS		895,774,260
Investment Grade Fixed Income Funds 21.9%
Fidelity Government Income Fund	99,723,944	1,009,206,315
Fidelity Intermediate Bond Fund	63,048,207	648,766,049
Fidelity Investment Grade Bond Fund .	137,279,535	1,011,750,172

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		2,669,722,536

TOTAL FIXED-INCOME FUNDS
(Cost $3,544,200,701)	3,565,496,796

Short Term Funds 0.1%
	Shares	Value
Fidelity Retirement Money Market
Portfolio	7,257,579	$ 7,257,579
Fidelity Short Term Bond Fund	633,361	5,611,576
TOTAL SHORT TERM FUNDS
(Cost $12,876,918)		12,869,155

TOTAL INVESTMENT IN SECURITIES 100%
(Cost $11,023,752,557)	$12,215,640,401

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $11,038,133,349. Net unrealized appreciation aggregated $1,177,507,052, of which $1,382,106,019 related to appreciated investment securities and $204,598,967 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2025 Fund December 31, 2005

1.811340.101 F25-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 73.8%
	Shares	Value
Domestic Equity Funds 61.7%
Fidelity Blue Chip Growth Fund	3,116,807	$ 134,521,379
Fidelity Disciplined Equity Fund	4,828,527	133,798,487
Fidelity Equity Income Fund	2,557,638	134,992,132
Fidelity Fund	1,934,303	61,549,510
Fidelity Growth & Income Portfolio	4,194,016	144,274,166
Fidelity Growth Company Fund	1,320,583	84,028,694
Fidelity Mid Cap Stock Fund	3,157,430	83,892,910
Fidelity OTC Portfolio	1,709,778	64,612,496
Fidelity Small Cap Growth Fund	315,870	4,062,088
Fidelity Small Cap Independence Fund	764,987	15,666,933
Fidelity Small Cap Value Fund	329,444	4,200,411
Fidelity Value Fund	517,330	39,254,974

TOTAL DOMESTIC EQUITY FUNDS		904,854,180
International Equity Funds 12.1%
Fidelity Diversified International Fund	1,351,259	43,969,980
Fidelity Europe Fund	1,720,199	61,875,562
Fidelity Japan Fund	1,046,427	19,076,359
Fidelity Overseas Fund	1,059,283	44,076,745
Fidelity Southeast Asia Fund	424,364	9,000,765

TOTAL INTERNATIONAL EQUITY FUNDS		177,999,411

TOTAL EQUITY FUNDS
(Cost $1,011,078,537)	1,082,853,591

Fixed Income Funds 26.2%

High Yield Fixed-Income Funds – 7.5%
Fidelity Capital & Income Fund	6,617,812	55,391,082
Fidelity High Income Fund	6,287,112	55,200,847

TOTAL HIGH YIELD FIXED-INCOME FUNDS		110,591,929
Investment Grade Fixed Income Funds 18.7%
Fidelity Government Income Fund	10,222,334	103,450,019
Fidelity Intermediate Bond Fund	6,560,143	67,503,874
Fidelity Investment Grade Bond Fund	14,063,188	103,645,698

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		274,599,591

TOTAL FIXED-INCOME FUNDS
(Cost $388,641,312)		385,191,520

TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,399,719,849)	$1,468,045,111

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,399,719,961. Net unrealized appreciation aggregated $68,325,150, of which $85,672,617 related to appreciated investment securities and $17,347,467 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2030 Fund December 31, 2005

1.811347.101 F30-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.1%
	Shares	Value
Domestic Equity Funds 69.3%
Fidelity Blue Chip Growth Fund	17,152,518	$740,302,681
Fidelity Disciplined Equity Fund	26,838,336	743,690,279
Fidelity Equity Income Fund	14,145,981	746,624,886
Fidelity Fund	15,119,195	481,092,771
Fidelity Growth & Income Portfolio	22,930,876	788,822,139
Fidelity Growth Company Fund	7,404,806	471,167,836
Fidelity Mid Cap Stock Fund	17,769,703	472,141,019
Fidelity OTC Portfolio	9,583,766	362,170,526
Fidelity Small Cap Growth Fund	1,437,997	18,492,636
Fidelity Small Cap Independence Fund	3,839,340	78,629,682
Fidelity Small Cap Value Fund	1,445,963	18,436,023
Fidelity Value Fund	2,586,126	196,235,276

TOTAL DOMESTIC EQUITY FUNDS		5,117,805,754
International Equity Funds 13.8%
Fidelity Diversified International Fund	7,627,091	248,185,557
Fidelity Europe Fund	9,771,721	351,488,803
Fidelity Japan Fund	6,160,638	112,308,423
Fidelity Overseas Fund	5,999,568	249,642,045
Fidelity Southeast Asia Fund	2,499,508	53,014,570

TOTAL INTERNATIONAL EQUITY FUNDS		1,014,639,398

TOTAL EQUITY FUNDS
(Cost $5,391,155,272)	6,132,445,152

Fixed Income Funds 16.9%

High Yield Fixed-Income Funds – 7.3%
Fidelity Capital & Income Fund	32,605,722	272,909,894
Fidelity High Income Fund	30,493,160	267,729,947

TOTAL HIGH YIELD FIXED INCOME FUNDS		540,639,841
Investment Grade Fixed Income Funds 9.6%
Fidelity Government Income Fund	26,440,018	267,572,984
Fidelity Intermediate Bond Fund	16,615,351	170,971,963
Fidelity Investment Grade Bond Fund	36,400,479	268,271,533

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		706,816,480

TOTAL FIXED-INCOME FUNDS
(Cost $1,235,253,541)	1,247,456,321
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $6,626,408,813)	$7,379,901,473

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,635,644,054. Net unrealized appreciation aggregated $744,257,419, of which $919,445,060 related to appreciated investment securities and $175,187,641 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2035 Fund December 31, 2005

1.811348.101 F35-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.2%
	Shares	Value
Domestic Equity Funds 68.6%
Fidelity Blue Chip Growth Fund	1,909,709	$ 82,423,041
Fidelity Disciplined Equity Fund	2,953,673	81,846,290
Fidelity Equity Income Fund	1,561,563	82,419,303
Fidelity Fund	1,081,137	34,401,773
Fidelity Growth & Income Portfolio	2,564,262	88,210,600
Fidelity Growth Company Fund	811,856	51,658,371
Fidelity Mid Cap Stock Fund	1,925,331	51,156,046
Fidelity OTC Portfolio	1,046,174	39,534,927
Fidelity Small Cap Growth Fund	189,594	2,438,174
Fidelity Small Cap Independence Fund	463,257	9,487,504
Fidelity Small Cap Value Fund	197,179	2,514,037
Fidelity Value Fund	315,392	23,931,957

TOTAL DOMESTIC EQUITY FUNDS		550,022,023
International Equity Funds 14.6%
Fidelity Diversified International Fund	879,790	28,628,361
Fidelity Europe Fund	1,120,590	40,307,609
Fidelity Japan Fund	697,322	12,712,184
Fidelity Overseas Fund	701,677	29,196,789
Fidelity Southeast Asia Fund	276,945	5,874,009

TOTAL INTERNATIONAL EQUITY FUNDS		116,718,952

TOTAL EQUITY FUNDS
(Cost $624,534,521)		666,740,975

Fixed Income Funds 16.8%

High Yield Fixed-Income Funds – 8.4%
Fidelity Capital & Income Fund	4,030,073	33,731,711
Fidelity High Income Fund	3,835,599	33,676,562

TOTAL HIGH YIELD FIXED INCOME FUNDS		67,408,273
Investment Grade Fixed Income Funds 8.4%
Fidelity Government Income Fund	2,512,091	25,422,360
Fidelity Intermediate Bond Fund	1,608,146	16,547,822
Fidelity Investment Grade Bond Fund	3,453,902	25,455,257

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		67,425,439

TOTAL FIXED-INCOME FUNDS
(Cost $135,805,671)		134,833,712
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $760,340,192)	$ 801,574,687

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $760,340,289. Net unrealized appreciation aggregated $41,234,398, of which $50,863,267 related to appreciated investment securities and $9,628,869 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom 2040 Fund December 31, 2005

1.811349.101 F40-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 85.0%
	Shares	Value
Domestic Equity Funds 69.1%
Fidelity Blue Chip Growth Fund	7,351,142	$ 317,275,268
Fidelity Disciplined Equity Fund	11,408,832	316,138,725
Fidelity Equity Income Fund	6,040,152	318,799,230
Fidelity Fund	5,031,466	160,101,256
Fidelity Growth & Income Portfolio	9,898,222	340,498,826
Fidelity Growth Company Fund	3,129,529	199,131,955
Fidelity Mid Cap Stock Fund	7,493,146	199,092,902
Fidelity OTC Portfolio	4,055,028	153,239,501
Fidelity Small Cap Growth Fund	659,213	8,477,486
Fidelity Small Cap Independence Fund	1,806,893	37,005,174
Fidelity Small Cap Value Fund	657,714	8,385,860
Fidelity Value Fund	1,221,210	92,665,381

TOTAL DOMESTIC EQUITY FUNDS		2,150,811,564
International Equity Funds 15.9%
Fidelity Diversified International Fund	3,763,613	122,467,973
Fidelity Europe Fund	4,790,957	172,330,725
Fidelity Japan Fund	2,944,712	53,682,107
Fidelity Overseas Fund	2,961,860	123,242,982
Fidelity Southeast Asia Fund	1,181,121	25,051,582

TOTAL INTERNATIONAL EQUITY FUNDS		496,775,369

TOTAL EQUITY FUNDS
(Cost $2,285,477,003)	2,647,586,933

Fixed Income Funds 15.0%

High Yield Fixed-Income Funds – 10.0%
Fidelity Capital & Income Fund	18,588,747	155,587,810
Fidelity High Income Fund	17,641,446	154,891,899

TOTAL HIGH YIELD FIXED INCOME FUNDS		310,479,709
Investment Grade Fixed Income Funds 5.0%
Fidelity Government Income Fund	5,795,029	58,645,692
Fidelity Intermediate Bond Fund	3,712,707	38,203,756
Fidelity Investment Grade Bond Fund	7,977,222	58,792,128

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		155,641,576

TOTAL FIXED-INCOME FUNDS
(Cost $457,042,416)		466,121,285

TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,742,519,419)	$3,113,708,218

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,743,365,994. Net unrealized appreciation aggregated $370,342,224, of which $399,725,770 related to appreciated investment securities and $29,383,546 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Freedom Income Fund December 31, 2005

1.811331.101 FRI-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 21.8%
	Shares	Value
Domestic Equity Funds 21.8%
Fidelity Blue Chip Growth Fund	1,497,326	$ 64,624,589
Fidelity Disciplined Equity Fund	2,469,558	68,431,462
Fidelity Equity Income Fund	1,274,087	67,246,297
Fidelity Fund	1,335,713	42,502,390
Fidelity Growth & Income Portfolio	1,935,476	66,580,366
Fidelity Growth Company Fund	684,331	43,543,962
Fidelity Mid Cap Stock Fund	1,675,292	44,512,503
Fidelity OTC Portfolio	928,729	35,096,687
Fidelity Small Cap Growth Fund	110,820	1,425,141
Fidelity Small Cap Independence Fund	219,091	4,486,979
Fidelity Small Cap Value Fund	114,472	1,459,521
Fidelity Value Fund	142,057	10,779,304
TOTAL EQUITY FUNDS
(Cost $385,968,252)		450,689,201

Fixed Income Funds 39.5%

High Yield Fixed-Income Funds – 0.6%
Fidelity Capital & Income Fund	751,730	6,291,983
Fidelity High Income Fund	738,309	6,482,349

TOTAL HIGH YIELD FIXED INCOME FUNDS		12,774,332
Investment Grade Fixed Income Funds 38.9%
Fidelity Government Income Fund	29,930,212	302,893,748
Fidelity Intermediate Bond Fund	19,147,651	197,029,333
Fidelity Investment Grade Bond Fund	41,253,340	304,037,114

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		803,960,195

TOTAL FIXED-INCOME FUNDS
(Cost $819,644,525)		816,734,527

Short Term Funds 38.7%

Fidelity Retirement Money Market
Portfolio	690,926,981	690,926,981
Fidelity Short Term Bond Fund	12,445,261	110,265,011
TOTAL SHORT TERM FUNDS
(Cost $801,390,215)		801,191,992
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,007,002,992)	$2,068,615,720

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,008,520,678. Net unrealized appreciation aggregated $60,095,042, of which $76,458,495 related to appreciated investment securities and $16,363,453 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006